SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

 NOTE 10 — SUBSEQUENT EVENTS

On September 1, 2021, the Company issued an aggregate of 82,500 restricted common shares of the Company to executive officers and directors of the Company for services rendered during the fiscal year ended May 31, 2021 which was approved by the Board of Directors on August 20, 2021 and which expense was accrued for the quarter ended August 31, 2021.

On August 31, 2021 pursuant to the terms of that certain Securities Purchase Agreement between the Company and Lucas Ventures, LLC, the Company issued a convertible promissory note in the principal amount of $200,000 with an effective date of September 2, 2021. In addition, the Company issued 3,749 shares of its common stock to the investor as a commitment fee pursuant to the Securities Purchase Agreement. Furthermore, the Company issued a common stock purchase warrant for the purchase of 187,400 shares of the Company’s common stock.

On August 31, 2021 pursuant to the terms of that certain Securities Purchase Agreement between the Company and LGH Investments, LLC, the Company issued a convertible promissory note in the principal amount of $200,000 effective September 2, 2021.

On September 17, 2021, the Company issued a common stock purchase warrant for the purchase of 40,000 shares of the Company’s common stock to FirstFire Global Opportunities Fund, LLC (“FirstFire”) as consideration for FirstFire entering into a first amendment to the March 10 FirstFire Note in order to delay an interim payment of OID and interest due under the March 10 FirstFire Note to the maturity date of such note.

On September 28, 2021, the Company entered into a securities purchase agreement (the “Ionic SPA”) dated as of September 28, 2021, with Ionic Ventures, LLC (“Ionic”), pursuant to which the Company issued a 12% promissory note (the “Ionic Note”) with a maturity date of September 28, 2023 (the “Ionic Maturity Date”), in the principal sum of $1,555,555.56. In addition, the Company issued 14,584 shares of its common stock to Ionic as a commitment fee pursuant to the Ionic SPA. Pursuant to the terms of the Ionic Note, the Company agreed to pay to $1,400,000.00 (the “Ionic Principal Sum”) to Ionic and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the Ionic Note after 180 days from September 28, 2021). The Ionic Note carries an original issue discount (“OID”) of $155,555.56. Accordingly, Ionic paid the purchase price of $1,400,000.00 in exchange for the Ionic Note. The Company intends to use the proceeds for working capital. Ionic may convert the Ionic Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Ionic Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by Ionic upon, at the election of Ionic, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the Ionic Note.

The Company may prepay the Ionic Note at any time prior to maturity in accordance with the terms of the Ionic Note. The Ionic Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Ionic Note or the Ionic SPA.

Upon the occurrence of any Event of Default (as defined in the Ionic Note), which has not been cured within three calendar days, the Ionic Note shall become immediately due and payable and the Company shall pay to Ionic, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

Pursuant to the terms of the Ionic SPA, the Company also issued to Ionic a three-year warrant to purchase 729,167 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the Ionic SPA, including shares issued upon conversion of the Ionic Note or exercise of the Ionic Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following September 28, 2021 and to have the registration statement declared effective by the SEC within 120 days following September 28, 2021.

On September 28, 2021 the Company received notice that the original Paycheck Protection Plan (“PPP”) loan was forgiven in the amount of $40,500. The company will record this along with the related accrued interest as debt forgiveness income in the quarter ending November 30, 2021.

On September 30, 2021, the Company paid $500,000 to the Holder of the February 19, 2021 12% Promissory Note and Securities Purchase Agreement in compliance with the renegotiated terms of an interim payment that was due on August 19, 2021.

On October 1, 2021, the Company issued a common stock purchase warrant for the purchase of an additional 40,000 shares of the Company’s common stock to FirstFire as consideration for FirstFire entering into a second amendment to the March 10 FirstFire Note in order to remove the capital raising ceiling in such note.

On October 7, 2021, the Company’s wholly owned subsidiary Simplicity Tracy, LLC entered into an Asset Purchase agreement company with a former franchisee to acquire the assets of the former franchisee in exchange for 4,500 shares of its common stock.

The above issuances/sales were made pursuant to an exemption from registration as set forth in Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

NOTE 12 — SUBSEQUENT EVENTS

Acquisitions

Simplicity Salinas, LLC:

On July 22, 2021, the Company’s wholly-owned subsidiary, Simplicity Salinas, LLC (“Simplicity Salinas”) entered into an Asset Purchase Agreement (“Simplicity Salinas APA”) with an existing franchisee (“”), to acquire the franchisee’s assets in exchange for 6,000 shares of the Company’s common stock with fair value of $65,100, or $10.85 per share, based on the fair value of assets acquired.

Debt Instruments Issued

June 11 FirstFire Global 12% Promissory Note and Securities Purchase Agreement

On June 11, 2021, the Company entered into a securities purchase agreement (the “FirstFire SPA”) dated as of June 10, 2021, with FirstFire Global Opportunities Fund, LLC (“FirstFire”), pursuant to which the Company issued a 12% promissory note (the “FirstFire Note”) with a maturity date of June 10, 2023 (the “FirstFire Maturity Date”), in the principal sum of $1,266,666. In addition, the Company issued 11,875 shares of its common stock to FirstFire as a commitment fee pursuant to the FirstFire SPA. Pursuant to the terms of the FirstFire Note, the Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021). The FirstFire Note carries an original issue discount (“OID”) of $126,666. Accordingly, FirstFire paid the purchase price of $1,140,000 in exchange for the FirstFire Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. FirstFire may convert the FirstFire Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the FirstFire Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by FirstFire upon, at the election of FirstFire, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the FirstFire Note.

The Company may prepay the FirstFire Note at any time prior to maturity in accordance with the terms of the FirstFire Note. The FirstFire Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the FirstFire Note or the FirstFire SPA.

Upon the occurrence of any Event of Default (as defined in the FirstFire Note), which has not been cured within three calendar days, the FirstFire Note shall become immediately due and payable and the Company shall pay to FirstFire, in full satisfaction of its obligations hereunder, an amount equal to the FirstFire Principal Sum then outstanding plus accrued interest multiplied by 125%.

Pursuant to the terms of the FirstFire SPA, the Company also issued to FirstFire a three-year warrant (the “FirstFire Warrant”) to purchase 593,750 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the Securities and Exchange Commission a registration statement covering the resale of all shares issued or issuable pursuant to the FirstFire SPA, including shares issued upon conversion of the FirstFire Note or exercise of the FirstFire Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following June 10, 2021 and to have the registration statement declared effective by the SEC within 120 days following June 10, 2021.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

GS Capital Securities Purchase Agreement & Note

On June 16, 2021, the Company entered into a securities purchase agreement (the “GS SPA”) dated as of June 10, 2021, with GS Capital Partners, LLC (“GS Capital”), pursuant to which the Company issued a 12% promissory note (the “GS Note”) with a maturity date of June 10, 2023 (the “GS Maturity Date”), in the principal sum of $333,333. In addition, the Company issued 3,125 shares of its common stock to GS as a commitment fee pursuant to the GS SPA. Pursuant to the terms of the GS Note, the Company agreed to pay to $300,000.00 (the “GS Principal Sum”) to GS and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the GS Note after 180 days from June 10, 2021). The GS Note carries an original issue discount (“OID”) of $33,333. Accordingly, GS paid the purchase price of $300,000.00 in exchange for the GS Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. GS may convert the GS Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the GS Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by GS upon, at the election of GS, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the GS Note.

The Company may prepay the GS Note at any time prior to maturity in accordance with the terms of the GS Note. The GS Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the GS Note or the GS SPA.

Upon the occurrence of any Event of Default (as defined in the GS Note), which has not been cured within three calendar days, the GS Note shall become immediately due and payable and the Company shall pay to GS, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

Pursuant to the terms of the GS SPA, the Company also issued to GS a three-year warrant to purchase 156,250 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the GS SPA, including shares issued upon conversion of the GS Note or exercise of the GS Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following June 10, 2021, and to have the registration statement declared effective by the SEC within 120 days following June 10, 2021.

Pursuant to the terms of the Series A-2 Maxim Note Amendments, on July 15, 2021 the Company was required to either pay the Maxim Series A-2 Note in its entirety or the Company would increase the Maxim Note to include an additional $100,000 in principal to Maxim. On July 15, 2021 the Company increased the Maxim Note by $100,000.

Fourth Amendment to Series A-2 Maxim Note

On August 19, 2021, the Company and Maxim entered into the fourth amendment (the “Fourth Amendment”) to the Series A-2 Maxim Note, as amended, pursuant to which the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock. The Company also granted Maxim an irrevocable right of first refusal superseding all others to act as Company’s sole managing underwriter and sole bookrunner or exclusive placement agent or financial advisor, or finder in connection with any public or private offering by the Company or any subsidiary of or successor to the Company (if applicable) of its equity, equity linked or debt securities (including convertible securities) while the Company’s common stock is listed on any of the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market, or the New York Stock Exchange (or any successors to any of the foregoing, each, a “National Exchange”), within the period beginning on August 19, 2021 and ending on the close of business on January 1, 2023.

On August 19, 2021, the Company issued to Maxim a common stock purchase warrant (the “Warrant”) for the purchase of 365,000 shares of the Company’s common stock (the “Warrant Shares”) at an exercise price of $13.00, subject to adjustment as provided in the Warrant. The Warrant is exercisable during the period commencing on August 19, 2021 and ending at 5:00 p.m. eastern standard time on the date that is the earlier of (i) three years from the effective date of a registration statement registering for resale by Maxim or its assigns the Warrant Shares (provided that such registration statement remains in effect at the end of the exercise period) and (ii) the 42 month anniversary after August 19, 2021.

The Company is expected to pay the Maxim note, in its entirety by the end of August, 2021.

Jefferson Street Capital Stock Purchase Agreement & 12% Convertible Promissory Jefferson Note

On August 23, 2021, the Company entered into that certain securities purchase agreement (the “Jefferson SPA”), dated as of August 23, 2021, by and between the Company and Jefferson Street Capital LLC (“Jefferson”). Pursuant to the terms of the Jefferson SPA, (i) the Company agreed to issue and sell to Jefferson the Jefferson Note (as hereinafter defined); (ii) the Company agreed to issue to Jefferson the Warrant (as hereinafter defined); and (iii) the Company agreed to issue to Jefferson 3,125 commitment shares; and (iv) Jefferson agreed to pay to the Company $300,000.00 (the “Purchase Price”).

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

Pursuant to the terms of the Jefferson SPA, on August 23, 2021, the Company issued a 12% convertible promissory Jefferson Note (the “Jefferson Note”) with a maturity date of August 23, 2023 (the “Maturity Date”), in the principal amount of $333,333.33. Pursuant to the terms of the Jefferson Note, the Company agreed to pay to Jefferson $333,333.33 (the “Principal Amount”), with a purchase price of $300,000 plus an original issue discount in the amount of $333,333.33 (the “OID”), and to pay interest on the Principal Amount at the rate of 12% per annum, with the understanding that the first six months of interest is guaranteed and the remaining 18 months of interest is deemed earned in full if any amount is outstanding under the Jefferson Note after 180 days from August 23, 2021.

Any Principal Amount or interest on the Jefferson Note that is not paid when due will bear interest at the rate of the lesser of (i) 20%, or (b) the maximum rate allowed by law.

Jefferson may, at any time while the shares issuable upon conversion of the Jefferson Note are subject to an effective registration statement, or if no registration statement covering such shares is effective, at any time after 180 days from August 23, 2021, so long as there are amounts outstanding under the Jefferson Note, convert all or any portion of the then outstanding and unpaid Principal Amount and interest into shares of the Company’s common stock at a conversion price of $11.50 per share; provided, however, that upon failure to make any payment under the Jefferson Note, the conversion price will be $10.00 per share, as the same may be adjusted as provided in the Jefferson Note. The Jefferson Note has a 4.99% equity blocker; provided, however, that the 4.99% equity blocker may be waived (up to 9.99%) by Jefferson, at Jefferson’s election, on not less than 61 days’ prior notice to the Company.

On August 23, 2021, Jefferson paid the purchase price of $300,000 in exchange for the Jefferson Note. The Company intends to use the proceeds for its operational expenses and to pay off certain debt.

The Company may prepay the Jefferson Note at any time in accordance with the terms of the Jefferson Note. While any portion of the outstanding Principal Amount and interest are due and owing, if the Company receives cash proceeds from any source or series of related or unrelated sources, including but not limited to, the issuance of equity or debt, the conversion of outstanding warrants of the Company, the issuance of securities pursuant to an equity line of credit of the Company or the sale of assets, the Company must inform Jefferson of such receipt, following which Jefferson may, in its sole discretion, require the Company to immediately apply up to 50% of the proceeds therefrom to repay all or any portion of the outstanding Principal Amount and interest then due under the Jefferson Note; provided, however, that the first $3,000,000 of equity financing received by the Company will be excepted from this requirement.

The Jefferson SPA and the Jefferson Note contain customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Jefferson Note or Jefferson SPA.

Jefferson Street Capital Registration Rights Agreement

On August 23, 2021, the Company also entered into a registration rights agreement (the “Jefferson Registration Rights Agreement”) with Jefferson pursuant to which the Company is obligated to file a registration statement to register the resale of the shares issuable pursuant to the Jefferson SPA. Pursuant to the Jefferson Registration Rights Agreement, the Company must (i) file the registration statement within 90 calendar days from August 23, 2021, and (ii) use reasonable best efforts to cause the registration statement to be declared effective under the Securities within 120 calendar days after August 23, 2021. The Company also agreed that it would not file any other registration statement, including those on Form S-8 or Form S-4, for other securities, for a period of 12 months from August 23, 2021, unless it has the prior written approval from Jefferson.

The Jefferson Registration Rights Agreement contains customary indemnification provisions.

Jefferson Street Capital Common Stock Purchase Warrant

Also on August 23, 2021, pursuant to the terms of the Jefferson SPA, the Company issued to Jefferson a common stock purchase warrant (the “Jefferson Warrant”) for the purchase of 156,250 shares of the Company’s common stock. The per share exercise price under the Jefferson Warrant is, subject to adjustment as described therein, as follows: (i) 110% of the per share offering price of the offering made in connection with any “up-listing” of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any “up-listing” of the common stock and following such time if the “up-listing” contemplated in the Jefferson Warrant is not completed by November 1, 2021, the exercise price shall be $10.73. The Jefferson Warrant is exercisable during the period commencing on August 23, 2021 and ending at the close of business on August 23, 2024.